Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 58,040,394	$ 1,888,721	$ 76,073,345
Financial assets at fair value through profit or loss - current	6,825,157	222,101	2,933,446
Contract assets - current	5,731,173	186,501	5,607,209
Trade receivables, net	114,646,999	3,730,784	115,462,210
Other receivables	16,270,569	529,468	13,732,607
Current tax assets	748,519	24,358	542,180
Inventories	87,337,475	2,842,092	67,832,981
Inventories related to real estate business	5,488,676	178,610	5,412,114
Other financial assets - current	734,465	23,901	140,857
Other current assets	4,543,797	147,862	4,620,779
Total current assets	300,367,224	9,774,398	292,357,728
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss—non-current	2,108,994	68,630	2,502,834
Financial assets at fair value through other comprehensive income—non-current	1,542,271	50,188	2,019,812
Investments accounted for using the equity method	14,679,346	477,688	16,996,600
Property, plant and equipment	268,234,618	8,728,754	239,867,550
Right-of-use assets	11,060,783	359,934	10,680,262
Investment properties	21,729,092	707,097	22,144,787
Goodwill	52,313,399	1,702,356	52,072,413
Other intangible assets	21,177,708	689,154	24,563,707
Deferred tax assets	6,341,772	206,371	5,369,010
Other financial assets - non-current	4,444,059	144,616	1,416,123
Other non-current assets	3,590,576	116,843	3,275,073
Total non-current assets	407,222,618	13,251,631	380,908,171
Total assets	707,589,842	23,026,029	673,265,899
CURRENT LIABILITIES
Short-term borrowings	34,526,510	1,123,544	34,319,464
Financial liabilities at fair value through profit or loss - current	626,760	20,396	417,660
Financial liabilities for hedging - current	12,204,620	397,157	6,716,965
Trade payables	78,997,300	2,570,690	84,470,284
Other payables	57,115,100	1,858,610	46,696,900
Current tax liabilities	18,360,792	597,488	16,362,350
Lease liabilities - current	979,612	31,878	809,536
Current portion of bonds payable	4,998,971	162,674	9,902,710
Current portion of long-term borrowings	5,041,841	164,069	4,526,683
Other current liabilities	16,473,962	536,087	13,022,789
Total current liabilities	229,325,468	7,462,593	217,245,341
NON-CURRENT LIABILITIES
Financial liabilities for hedging - non-current			4,780,931
Bonds payable	42,851,353	1,394,447	42,364,627
Long-term borrowings	94,947,610	3,089,737	117,164,876
Deferred tax liabilities	8,585,132	279,373	7,590,197
Lease liabilities - non-current	6,728,875	218,968	6,590,348
Net defined benefit liabilities	4,325,492	140,758	5,864,071
Other non-current liabilities	7,549,527	245,673	3,494,448
Total non-current liabilities	164,987,989	5,368,956	187,849,498
Total liabilities	394,313,457	12,831,549	405,094,839
Share capital
Ordinary shares	43,642,185	1,420,182	44,034,146
Shares subscribed in advance	37,656	1,225	52,356
Total share capital	43,679,841	1,421,407	44,086,502
Capital surplus	142,607,490	4,640,660	143,693,168
Retained earnings
Legal reserve	12,582,960	409,468	6,300,198
Special reserve	10,367,052	337,359	9,569,027
Unappropriated earnings	91,556,474	2,979,384	69,712,555
Total retained earnings	114,506,486	3,726,211	85,581,780
Other equity	(4,166,449)	(135,582)	(12,246,443)
Treasury shares	(1,959,107)	(63,752)	(7,488,362)
Equity attributable to owners of the Company	294,668,261	9,588,944	253,626,645
NON-CONTROLLING INTERESTS	18,608,124	605,536	14,544,415
Total equity	313,276,385	10,194,480	268,171,060
TOTAL	$ 707,589,842	$ 23,026,029	$ 673,265,899